Discontinued operations (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax	6	(3)
Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues	24	142
Operating expenses	28	111
Income tax expense/(benefit)	1	22
Income/(loss) from discontinued operations, net of tax	(5)	9
Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses	41	20
Gain/(loss) on disposal	91
Income tax expense/(benefit)	39	(8)
Income/(loss) from discontinued operations, net of tax	11	(12)
PBWM Germany
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax	(41)	(11)
PBWM Germany | Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues	20	26
Operating expenses	26	38
Income tax expense/(benefit)	0	(1)
Income/(loss) from discontinued operations, net of tax	(6)	(11)
PBWM Germany | Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses	35
Income/(loss) from discontinued operations, net of tax	(35)
ETF business
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax		0
ETF business | Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues		29
Operating expenses		20
Income tax expense/(benefit)		5
Income/(loss) from discontinued operations, net of tax		4
ETF business | Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses		6
Income tax expense/(benefit)		(2)
Income/(loss) from discontinued operations, net of tax		(4)
Strategic Partners
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax		4
Strategic Partners | Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues		28
Operating expenses		8
Income tax expense/(benefit)		9
Income/(loss) from discontinued operations, net of tax		11
Strategic Partners | Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses		12
Income tax expense/(benefit)		(5)
Income/(loss) from discontinued operations, net of tax		(7)
CFIG
Income/(loss) from discontinued operations (CHF million)
Income/(loss) from discontinued operations, net of tax	49	5
CFIG | Operations-related
Income/(loss) from discontinued operations (CHF million)
Net revenues	0	56
Operating expenses	0	41
Income tax expense/(benefit)	0	9
Income/(loss) from discontinued operations, net of tax	0	6
CFIG | Transaction-related [Member]
Income/(loss) from discontinued operations (CHF million)
Operating expenses	0	2
Gain/(loss) on disposal	91
Income tax expense/(benefit)	42	(1)
Income/(loss) from discontinued operations, net of tax	49	(1)